SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Application of new standards and accounting pronouncements not in force	Application of new standards for the year 2023 :
Accounting pronouncements with implementation effective from January 1, 2023:

	Issuance Date	Effective Date:
(i) Standards and amendments

IFRS 17: Insurance contracts, replaces IFRS 4.	May 2017	01/01/2023

Initial Application of IFRS 17 and IFRS 9 — Comparative Information (Amendment to IFRS 17)	December 2021	An entity that elects to apply the amendment applies it when it first applies IFRS 17

Amendment to IAS 1: Presentation of financial statements, on materiality accounting policies.	February 2021	01/01/2023

Amendment to IAS 8: Accounting policies, changes in accounting estimates and error, on separating between changes in accounting estimates and changes in accounting policies.	February 2021	01/01/2023

Amendment to IAS 12: Income taxes, on international tax reform – rules of the two pillar model.	May 2023	01/01/2023

Amendment to IAS 12: Income taxes, Deferred taxes related to assets and liabilities that arise from a single transaction.	May 2021	01/01/2023
Accounting pronouncements not in force for the financial year beginning on January 1, 2023:

	Issuance Date	Effective Date:
(i) Standards and amendments

Amendment to IAS 1: Presentation of financial statements, on classification of liabilities.	January 2020	01/01/2024

Amendment to IAS 1: Presentation of financial statements, on non-current liabilities with covenants.	October 2022	01/01/2024

Amendment to IFRS 16: Leases, on sales with leaseback.	September 2022	01/01/2024

Amendment to IFRS 10: Consolidated financial statements and IAS 28: Investments in associates and joint ventures.	September 2014	Not determined

Amendments to IAS 7 "Statement of cash flows" and IFRS 7 "Financial Instruments: Information to be Disclosed"	May 2023	01/01/2024

Amendments to IAS 21: Lack of Exchangeability	August 2023	01/01/2025